Share capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares
Disclosure of classes of share capital [line items]
NCIB description	In December 2025, OR Royalties renewed its normal course issuer bid ("NCIB") program. Under the terms of the NCIB program, OR Royalties may acquire up to 9,399,294 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	In December 2025, OR Royalties renewed its normal course issuer bid ("NCIB") program. Under the terms of the NCIB program, OR Royalties may acquire up to 9,399,294 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	Under the terms of the previous NCIB program, OR Royalties was allowed to acquire up to 9,331,275 of its common shares from time to time, from December 12, 2024 to December 11, 2025.	Under the terms of the previous NCIB program, OR Royalties was allowed to acquire up to 9,331,275 of its common shares from time to time, from December 12, 2024 to December 11, 2025.
Daily purchases of common shares, limit	107,496	107,496	73,283	73,283
Shares purchased for cancellation	1,100,000	1,100,000	26,000	26,000
Normal course issuer bid purchase of common shares	$ 50.8	$ 36.7	$ 0.6	$ 0.4
Average acquisition price per share | $ / shares	$ 47.86		$ 22.48
Dividend per share | (per share)		$ 0.211	$ 0.255
February 19, 2025 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | (per share)	$ 0.065	$ 0.046
Dividend reinvestment plan [Member]
Disclosure of classes of share capital [line items]
Common shares elected to participate in dividend reinvestment plan		13,300,000
Dividends payable | $		$ 0.7
Common shares issued under DRIP	128,684	128,684	205,741	205,741
Discount under dividend reinvestment plan	3.00%	3.00%	3.00%	3.00%
Dividend reinvestment plan [Member] | January 15, 2026 [Member]
Disclosure of classes of share capital [line items]
Common shares issued under DRIP	18,705	18,705
Discount under dividend reinvestment plan	3.00%	3.00%
Revolving credit facility [Member]
Disclosure of classes of share capital [line items]
Accordion feature		$ 200.0	$ 200.0